CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Income (loss) for the year		$ 2,548,701	$ 1,053,318	$ (642,417)
Adjustments for:
Depreciation and amortization		607,723	594,721	678,806
Impairment charge		76,725	57,075	622,402
Income tax accruals less payments		257,651	35,602	(117,214)
Equity in earnings of non-consolidated companies		(208,702)	(512,591)	(108,799)
Interest accruals less payments, net		1,480	(11,363)	(538)
Changes in provisions		16,433	7,381	(13,175)
Reclassification of currency translation adjustment reserve	[1]	(71,252)
Result of sale of subsidiaries			(6,768)
Changes in working capital	[2],[3]	(2,131,245)	(1,071,464)	1,055,289
Currency translation adjustment and others		69,703	(26,836)	46,029
Net cash provided by operating activities		1,167,217	119,075	1,520,383
Cash flows from investing activities
Capital expenditures		(378,446)	(239,518)	(193,322)
Changes in advance to suppliers of property, plant and equipment		(18,901)	(5,075)	(1,031)
Proceeds from sale of subsidiaries, net of cash			24,332
Acquisition of subsidiaries, net of cash acquired		(4,082)		(1,025,367)
Investment in companies under cost method			(692)
Proceeds from disposal of property, plant and equipment and intangible assets		48,458	22,735	14,394
Dividends received from non-consolidated companies		66,162	75,929	278
Changes in investments in securities		123,254	390,186	(887,216)
Net cash (used in) provided by investing activities		(163,555)	267,897	(2,092,264)
Cash flows from financing activities
Dividends paid		(531,242)	(318,744)	(82,637)
Dividends paid to non-controlling interest in subsidiaries		(10,432)	(3,355)	(5,301)
Changes in non-controlling interests		(1,407)		2
Payments of lease liabilities		(52,396)	(48,473)	(48,553)
Proceeds from borrowings		1,511,503	843,668	658,156
Repayments of borrowings		(1,094,370)	(1,121,053)	(896,986)
Net cash used in financing activities		(178,344)	(647,957)	(375,319)
Increase (decrease) in cash and cash equivalents		825,318	(260,985)	(947,200)
Movement in cash and cash equivalents
At the beginning of the year		318,067	584,583	1,554,275
Effect of exchange rate changes		(51,952)	(5,531)	(22,492)
Increase (decrease) in cash and cash equivalents		825,318	(260,985)	(947,200)
At December 31,		1,091,433	318,067	584,583
Cash and cash equivalents
Cash and bank deposits		1,091,527	318,127	584,681
Bank overdrafts		(94)	(60)	(98)
Cash and cash equivalents		$ 1,091,433	$ 318,067	$ 584,583

[1]	Related to NKKTubes’ cease of operations. For more information see note 35 “Other Information – Agreement to terminate NKKTubes joint venture”.
[2]	Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar for an amount of $4.2 million for 2022, $25.6 million for 2021 and $3.8 million for 2020.
[3]	Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.